Property, plant and equipment, net	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Property, plant and equipment, net

10. Property, plant and equipment, net

	2025
	Machinery and equipment	Leasehold improvement	Molding equipment	Others	Total
At January 1
Cost	$1,079,282	$256,803	$39,666	$99,193	$1,474,944
Accumulated depreciation	(659,517)	(238,473)	(30,045)	(95,167)	(1,023,202)
	$419,765	$18,330	$9,621	$4,026	$451,742

January 1	$419,765	$18,330	$9,621	$4,026	$451,742
Additions	150,990	-	29,582	8,033	188,605
Depreciation expenses	(151,458)	(15,248)	(15,922)	(1,148)	(183,776)
Disposals - cost	(28,403)	-	(19,114)	-	(47,517)
Disposals – accumulated depreciation	28,403	-	19,114	-	47,517
Exchange adjustment	5,367	834	442	175	6,818
December 31	$424,664	$3,916	$23,723	$11,086	$463,389

At December 31
Cost	$1,258,382	$268,427	$51,929	$111,714	$1,690,452
Accumulated depreciation	(833,718)	(264,511)	(28,206)	(100,628)	(1,227,063)
	$424,664	$3,916	$23,723	$11,086	$463,389

	2024
	Machinery and equipment	Leasehold improvement	Molding equipment	Others	Total
At January 1
Cost	$1,089,957	$270,497	$26,971	$104,485	$1,491,910
Accumulated depreciation	(588,477)	(228,654)	(26,971)	(97,214)	(941,316)
	$501,480	$41,843	$-	$7,271	$550,594

January 1	$501,480	$41,843	$-	$7,271	$550,594
Additions	30,115	-	14,109	-	44,224
Depreciation expenses	(106,875)	(21,470)	(4,454)	(2,887)	(135,686)
Exchange adjustment	(4,955)	(2,043)	(34)	(358)	(7,390)
December 31	$419,765	$18,330	$9,621	$4,026	$451,742

At December 31
Cost	$1,079,282	$256,803	$39,666	$99,193	$1,474,944
Accumulated depreciation	(659,517)	(238,473)	(30,045)	(95,167)	(1,023,202)
	$419,765	$18,330	$9,621	$4,026	$451,742